Goodwill and Other Intangible Assets - Schedule of Finite Lived Intangible Assets (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Core deposit intangible	$ 766
Accumulated amortization	(27)
Total	$ 739